Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets net - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortizable intangible assets:
Amortizable intangible assets	$ 23,993	$ 23,993	$ 41,543
Less: Accumulated amortization
Accumulated amortization	(7,654)	(7,114)	(7,974)
Amortizable intangible assets, net	16,339	16,879	33,569
Acquired IPR&D product rights	$ 108,500	$ 108,500	237,900
Estimated useful life	indefinite	indefinite
Total	$ 124,839	$ 125,379	271,469
Developed technology [Member]
Amortizable intangible assets:
Amortizable intangible assets	16,810	16,810	16,810
Less: Accumulated amortization
Accumulated amortization	$ (4,492)	$ (4,203)	(3,030)
Developed technology [Member] | Minimum [Member]
Amortizable intangible assets:
Estimated useful life	11 years	11 years
Developed technology [Member] | Maximum [Member]
Amortizable intangible assets:
Estimated useful life	16 years	16 years
Customer relationships [Member]
Amortizable intangible assets:
Amortizable intangible assets	$ 2,413	$ 2,413	2,413
Estimated useful life	10 years	10 years
Less: Accumulated amortization
Accumulated amortization	$ (971)	$ (906)	(641)
Trade names & trademarks [Member]
Amortizable intangible assets:
Amortizable intangible assets	570	570	570
Less: Accumulated amortization
Accumulated amortization	$ (178)	$ (165)	(107)
Trade names & trademarks [Member] | Minimum [Member]
Amortizable intangible assets:
Estimated useful life	10 years	10 years
Trade names & trademarks [Member] | Maximum [Member]
Amortizable intangible assets:
Estimated useful life	13 years	13 years
Reacquired rights [Member]
Amortizable intangible assets:
Amortizable intangible assets	$ 4,200	$ 4,200	4,200
Estimated useful life	6 years	6 years
Less: Accumulated amortization
Accumulated amortization	$ (2,013)	$ (1,840)	$ (1,108)